LONG-TERM DEBT - Repayment of Senior Notes and Related Derivative Settlements (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)
Debt derivatives
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 2,188
Settlement amount	$ 522
Senior Notes - 4.35% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500
Interest rate		4.35%
Senior Notes - 4.00% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 600
Interest rate		4.00%
Senior Notes - 3.80% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 500
Interest rate			3.80%	3.80%
Senior Notes Due 2023 - 4.100%
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 850
Interest rate					4.10%
Senior Notes Due 2023 - 4.100% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 850
Interest rate			4.10%	4.10%
Senior Notes Due 2023 - 3.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 500
Interest rate			3.00%	3.00%